SCHEDULE OF RELATED PARTIES TRANSACTIONS (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2022 HKD ($)
Related Party Transaction [Line Items]
Revenues	$ 505,000	$ 3,945,000		$ 14,716,000	$ 19,043,000
Trade and notes receivables - related parties	242,000			8,806,000		$ 1,886,000
Contract assets - related parties	135,000			3,488,000		1,050,000
Loans receivables - related parties	1,761,000			5,753,000		13,736,000
Allowance for loan receivable- related parties	(338,000)					(2,638,000)
Net, loan receivables- related parties	1,423,000			5,753,000		11,098,000
Interest income	159,000	1,237,000		478,000	859,000
Other payables and accrual - related parties	88,000			1,154,000		686,000
Payments of monthly rent		41,000	¥ 34,000
Annual lease payments		452,000	408,000
Director [Member]
Related Party Transaction [Line Items]
Payments of monthly rent		18,000	15,000
Rent expense		206,000	¥ 180,000
Pubang Landscape Architecture Company Limited [Member]
Related Party Transaction [Line Items]
Revenues	22,000	174,000		507,000	2,622,000
Contract assets - related parties	135,000			3,488,000		1,050,000
Trade payables - related parties				1,103,000
Shanghai Monet Catering Co Limited [Member]
Related Party Transaction [Line Items]
Revenues	483,000	3,771,000		14,209,000	16,421,000
Trade and notes receivables - related parties	242,000			8,806,000		1,886,000
Chan Earthasia Worldwide Holdings Limited [Member]
Related Party Transaction [Line Items]
Loans receivables - related parties	124,000			315,000		967,000
Interest income	5,000	40,000		6,000	156,000
Dalian Pengya International Trading Limited [Member]
Related Party Transaction [Line Items]
Loans receivables - related parties	24,000			208,000		190,000
Interest income	3,000	22,000		186,000	277,000
Shanghai Teddy Friends Investment Management Limited [Member]
Related Party Transaction [Line Items]
Loans receivables - related parties	374,000			2,882,000		2,918,000
Interest income	29,000	228,000		200,000	160,000
Purchase from related parties					500,000
Shanghai Yi Gui Pinpai Management Limited [Member]
Related Party Transaction [Line Items]
Loans receivables - related parties	1,239,000			2,348,000		9,661,000
Interest income	122,000	947,000		86,000	67,000
Qiu Bin [Member]
Related Party Transaction [Line Items]
Interest income					139,000
Other payables and accrual - related parties	34,000			553,000		262,000
Yang Liu [Member]
Related Party Transaction [Line Items]
Interest income					$ 60,000
Other payables and accrual - related parties				247,000
Boxuan Wu [Member]
Related Party Transaction [Line Items]
Other payables and accrual - related parties	$ 54,000			$ 354,000		$ 424,000